Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Loss for the year	£ (21,412)	£ (13,840)	£ (23,085)
Adjustments for:
Income tax credit	(4,239)	(4,223)	(2,401)
Amortization and depreciation	718	371	194
Finance income	(1,049)	(1,065)	(208)
Share-based payments	3,226	1,795	11,731
Initial public offering (IPO) related expenses			1,794
Net foreign exchange losses (gains)	1,006	(2,959)	1,584
Cash flows from (used in) operations before changes in working capital	(21,750)	(19,921)	(10,391)
Movements in working capital:
(Increase) decrease in prepayments, accrued income and other receivables	(2,452)	817	458
(Decrease) increase in trade payables	(43)	1,335	392
Increase in payroll taxes, social security and accrued expenditure	393	1,321	551
Movements in working capital	(2,102)	3,473	1,401
Cash used in operations	(23,852)	(16,448)	(8,990)
Net income tax received	19	4,224	282
Net cash used in operating activities	(23,833)	(12,224)	(8,708)
Cash flows from investing activities
Interest received	1,116	973	162
Payments for property, plant and equipment	(46)	(210)	(370)
Payments for intangible assets	(1,215)	(1,414)	(725)
Net cash used in investing activities	(145)	(651)	(933)
Cash flows from financing activities
Payments of lease liabilities	(197)
Proceeds from lease incentives received	25
Proceeds from issue of share capital			79,834
Proceeds from issue of share capital - exercise of share options	125	207	120
IPO related expenses from issue of share capital - included in share premium			(413)
IPO related expenses included in statement of operations			(1,794)
Net cash (used in) from financing activities	(47)	207	77,747
Net (decrease) increase in cash and cash equivalents	(24,025)	(12,668)	68,106
Cash and cash equivalents at beginning of year	76,972	86,703	19,990
Effect of exchange rate changes on cash and cash equivalents	(985)	2,937	(1,393)
Cash and cash equivalents at end of year	£ 51,962	£ 76,972	£ 86,703